LEASE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Leases [Abstract]
LEASE

10. LEASE

On September 12, 2018, the Company entered into a contract to sell its rights to a portion of a building with a buyer (the “Buyer”), at which time the Buyer paid RMB 100,000 ($14,898) to a shareholder of the Company as a down payment. The contract stipulated the remaining RMB 8,900,000 ($1,325,964) should be paid by the Buyer on or before September 30, 2018 and before the Company would be required to go to the relevant authority to effectuate the transfer of its property rights. The Buyer failed to make the payment on or prior to September 30, 2018, a default under the contract which gave the Company the right to terminate the contract. In October 2018, the Buyer delivered to the shareholder an additional RMB 7 million ($1.0 million). On March 25, 2019, the parties entered into a supplemental agreement which provided that the Company would transfer the property rights to Buyer if it agreed the Company would get the benefit of the RMB 7,000,000 ($1,042,893) and otherwise pay the remaining balance of RMB 1,200,000 ($178,782) on or prior to March 31, 2019. The RMB 1,200,000 ($178,782) was paid directly to the shareholder on a timely basis and the Company was given the benefit of the RMB 8,900,000 ($1,325,964) delivered to the Shareholder. The cost and accumulated depreciation of the building was $1,739,228 and $364,834, respectively. The Company recorded a loss on sale of $32,945 during the nine months ended September 30, 2019. $1,340,862 of the proceeds from the sale was collected by the principal shareholder which was offset against amounts due to the shareholder.

Concurrent with the completion of this sale, the Company entered into an agreement to lease a portion of the building back from the Buyer over a lease term of 2 years. The Company accounted for this lease as an operating lease right-of-use asset and a corresponding operating lease liability in accordance with the Lease Standard. As a result, $207,049 (RMB 1,389,731) was recorded as operating lease right-of-use asset and lease liability on March 31, 2019 when the lease commenced based on a 4.75% discount factor. The lease agreement expired on March 31, 2021. Commencing in April, 2021, the Company continues to lease the office on a monthly basis.

The Company also has operating leases for other sales locations under various operating lease arrangements. The leases have remaining lease terms of approximately 1 month to 5 years.

Aixin Shangyan Hotel leases its hotel premises under an operating lease arrangement. The lease has a remaining lease term of approximately 2.25 years.

Aixintang Pharmacies lease retail pharmacy stores under operating lease arrangements, typically with initial terms of 2 to 5 years.

Balance sheet information related to the Company’s leases is presented below:

	September 30, 2021	December 31, 2020
Operating Leases
Operating lease right-of-use assets	$2,050,023	$2,377,831

Operating lease liabilities – current	$844,093	$798,621
Operating lease liability – non-current	1,205,932	1,579,211
Total operating lease liabilities	$2,050,025	$2,377,832

The following provides details of the Company’s lease expenses:

	Three Months Ended September 30,
	2021	2020
Operating lease expenses	$224,940	$170,484

	Nine Months Ended September 30,
	2021	2020
Operating lease expenses	$702,778	$615,945

Other information related to leases is presented below:

	Nine Months Ended September 30,
	2021	2020
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$702,778	$(624,535)

Weighted Average Remaining Lease Term:
Operating leases	2.42 years	3.12 years

Weighted Average Discount Rate:
Operating leases	4.75%	4.75%

Maturities of lease liabilities were as follows:

For the year ending December 31:
2021 (excluding the nine months ended September 30, 2021)	$225,202
2022	920,209
2023	912,194
2024	63,731
2025	30,774
Thereafter	14,206
Total lease payments	2,166,316
Less: imputed interest	(116,291)
Total lease liabilities	2,050,025
Less: current portion	(844,093)
Lease liabilities – non-current portion	$1,205,932

12. LEASE

Concurrent with the completion of the sale of its rights to a portion of a building completed in 2019, the Company entered into an agreement to lease a portion of the building back from the buyer over a lease term of 2 years. The Company accounted for this lease as an operating lease right-of-use asset and a corresponding operating lease liability in accordance with the Lease Standard. As a result, $207,049 (RMB 1,389,731) was recorded as operating lease right-of-use asset and lease liability on March 31, 2019 when the lease commenced based on a 4.75% discount factor. The lease agreement expired on March 31, 2021. Commencing in April, 2021, the Company continues to lease the office on a monthly basis.

The Company also has operating leases for other sales locations under various operating lease arrangements. The leases have remaining lease terms of approximately 0.5 to 5 years.

Aixin Shangyan Hotel leases its hotel premises under an operating lease arrangement. The lease has a remaining lease term of approximately 2 years.

Aixintang Pharmacies lease retail pharmacy stores under operating lease arrangements, with remaining lease terms of 2 to 5 years.

Balance sheet information related to the Company’s leases is presented below:

	December 31, 2021	December 31, 2020
Operating Leases
Operating lease right-of-use assets	$2,049,775	$2,377,831

Operating lease liabilities – current	$848,230	$798,621
Operating lease liability – non-current	1,138,710	1,579,211
Total operating lease liabilities	$1,986,940	$2,377,832

The following provides details of the Company’s lease expenses:

	Years Ended December 31,
	2021	2020
Operating lease expenses	$923,617	$954,235

Other information related to leases is presented below:

	Years Ended December 31,
	2021	2020
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$981,971	954,235

Weighted Average Remaining Lease Term:
Operating leases	2.32 years	2.91 years

Weighted Average Discount Rate:
Operating leases	4.75%	4.75%

Maturities of lease liabilities were as follows:

For the year ending December 31:
2022	$912,635
2023	959,650
2024	142,251
2025	52,176
2026	24,280
Total lease payments	2,090,992
Less: imputed interest	(104,052)
Total lease liabilities	1,986,940
Less: current portion	(848,230)
Lease liabilities – non-current portion	$1,138,710